Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	TaskUs, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40482
Entity Tax Identification Number	83-1586636
Entity Address, Address Line One	1650 Independence Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	New Braunfels
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78132
City Area Code	888
Local Phone Number	400-8275
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	TASK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001829864